Equity-Accounted Investees - Summary of Equity-Accounted Investees (Parenthetical) (Detail) - USD ($) $ in Millions			12 Months Ended
	Mar. 29, 2018	Mar. 31, 2012	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2018
Disclosure of equity-accounted investees [line items]
cash and cash equivalents includes in cash and cash equivalents			$ 515.0	$ 219.7	[1]	$ 393.8	[1]	$ 471.0	[1]			$ 393.8
Profit on disposal			1.2	(51.6)		$ 4.0
Rusoro Mining Limited ("Rusoro")			172.0	225.1
Investment in associate			0.0	0.0
Top of range [member]
Disclosure of equity-accounted investees [line items]
Nominal value			0.1	0.1
Asanko Gold Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture	45.00%
Government of Ghana ownership retained	10.00%
Shika Group Finance Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture	50.00%
Adansi Gold Company Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture	50.00%
Far Southeast Gold Resources Incorporated [member]
Disclosure of equity-accounted investees [line items]
Option to acquire		40.00%									60.00%
Non-refundable down payment		$ 110.0								$ 66.0	$ 44.0
Remaining percentage of ownership not yet exercised		20.00%
Unlisted shares at cost			230.0	230.0
Equity contribution			93.6	92.2
Cumulative impairment			(147.9)	(138.3)
Share of accumulated losses brought forward			(92.2)	(79.3)
Share of loss after taxation			(1.4)	(12.9)
Total investment in joint venture3			$ 82.1	$ 91.7
Option remains exercisable			20.00%
Option to acquire shares			20.00%
Interest on joint venture			40.00%	40.00%		40.00%
Asanko Gold [member]
Disclosure of equity-accounted investees [line items]
Share of accumulated losses brought forward			$ 0.0	$ 0.0
Share of loss after taxation			4.1	(1.1)
Total investment in joint venture3			86.9	86.9
cash and cash equivalents includes in cash and cash equivalents			$ 43.7	$ 21.6
Asanko Gold [member] | Asanko Gold Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture			45.00%
Government of Ghana ownership retained			10.00%
Asanko Gold [member] | Shika Group Finance Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture			50.00%
Asanko Gold [member] | Adansi Gold Company Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture			50.00%
Marverix Metals Incorporated [Member]
Disclosure of equity-accounted investees [line items]
Common Shares								42,850,000
Common shares			4,125,000	10,000,000				10,000,000
Common shares issued				60,000,000
Common shares purchase warrants				10,000,000
Interest on listed entity			28.00%	20.00%
Profit on disposal			$ 14.6	$ 4.0				$ 48.0
Listed shares at cost			42.1	42.1
Profit on dilution of Gold Fields' interest in Maverix			4.0	4.0
Transaction costs capitalised			0.3	0.3
Share of accumulated profits brought forward			1.2	0.3
Share of profit after taxation			0.4	0.9
Rusoro Mining Limited ("Rusoro")			0.0	47.6
Derecognition of associate			(48.0)	0.0
Investment in associate			$ 0.0	47.6
Fair value of investment based on quoted market price				$ 74.7
Rusoro Mining Limited [member]
Disclosure of equity-accounted investees [line items]
Percentage of remaining shares			25.70%	25.70%
Rusoro Mining Limited ("Rusoro")			$ 0.0	$ 0.0
Fair value of investment based on quoted market price			$ 6.5	$ 13.4
Lepanto Consolidated Mining Company [member]
Disclosure of equity-accounted investees [line items]
Option fees											$ 10.0
Percentage of remaining shares		60.00%

[1]	Refer note 42.